Condensed Consolidated Statements Of Income (Loss) And Retained Earnings (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Income (Loss) And Retained Earnings [Abstract]
NET SALES	$ 151,773,984	$ 122,064,884	$ 121,184,834
COST OF SALES	135,142,366	108,962,580	104,977,712
Gross profit from operations	16,631,618	13,102,304	16,207,122
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	16,329,267	16,078,118	16,064,990
Income (loss) from operations	302,351	(2,975,814)	142,132
OTHER INCOME (EXPENSE):
Interest income	38,829	90,716	120,071
Interest expense	(450,422)	(502,546)	(540,439)
Loss on impairment of equity investments	0	(415,287)	(858,787)
Gain (loss) on sale of equity investments	4,173,141	5,051,406	(79,793)
Dividend income	71,177	285,283	249,929
Other, net	250,641	258,550	890,809
Other Income (Expense), Total	4,083,366	4,768,122	(218,210)
INCOME (LOSS) BEFORE PROVISION FOR (BENEFIT FROM) INCOME TAXES	4,385,717	1,792,308	(76,078)
PROVISION FOR (BENEFIT FROM) INCOME TAXES	1,230,000	240,000	(300,000)
NET INCOME	$ 3,155,717	$ 1,552,308	$ 223,922
Basic earnings per share	$ 0.79	$ 0.38	$ 0.06